Amounts recognized in the consolidated income statement in relation to defined benefit obligations - Other Similar Obligations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Staff costs - Current service costs (note 39)	R$ 6,820	R$ 5,860	R$ 8,142
Interest and similar income and expenses - Interest cost (net) (notes 31 and 32)	14,985	71,374	61,845
Interest and similar income and expenses - Interest on unrecognized assets (notes 31 and 32)	31,500		3,173
Other movements - Extraordinary charges(2)	(135)	(142)	22,624
Total	R$ 53,170	R$ 77,092	R$ 95,784